UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 902 Carnegie Center
	 Suite 300
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	February 13, 2008

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: $678,947

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BROADCOM CORP                  CL A             111320107    30414  1163500 SH       SOLE                  1163500        0        0
CANADIAN NAT RES LTD           COM              136385101    28890   395000 SH       SOLE                   395000        0        0
CORNING INC                    COM              219350105    55832  2327300 SH       SOLE                  2327300        0        0
DILLARDS INC                   CL A             254067101    21171  1127300 SH       SOLE                  1127300        0        0
FORESTAR REAL ESTATE GROUP I   COM              346233109    14920   632452 SH       SOLE                   632452        0        0
GUARANTY FINL GROUP INC        COM              40108N106     9286   580386 SH       SOLE                   580386        0        0
ILLINOIS TOOL WKS INC          COM              452308109    36943   690000 SH       SOLE                   690000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    33861   746500 SH       SOLE                   746500        0        0
JOHNSON & JOHNSON              COM              478160104    44396   665600 SH       SOLE                   665600        0        0
NEXEN INC                      COM              65334H102    60897  1887100 SH       SOLE                  1887100        0        0
NUCOR CORP                     COM              670346105    39974   675010 SH       SOLE                   675010        0        0
PEPSICO INC                    COM              713448108    36424   479900 SH       SOLE                   479900        0        0
PETRO-CDA                      COM              71644E102    39529   737200 SH       SOLE                   737200        0        0
QUANEX CORP                    COM              747320102    24279   467800 SH       SOLE                   467800        0        0
ST JOE CO                      COM              790148100    33875   953944 SH       SOLE                   953944        0        0
SUNOCO INC                     COM              86764P109    18110   250000 SH       SOLE                   250000        0        0
TALISMAN ENERGY INC            COM              87425E103    33929  1832005 SH       SOLE                  1832005        0        0
TEMPLE INLAND INC              COM              879868107    36303  1741163 SH       SOLE                  1741163        0        0
3M CO                          COM              88579Y101    16594   196800 SH       SOLE                   196800        0        0
TIMKEN CO                      COM              887389104    16425   500000 SH       SOLE                   500000        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    14011   470000 SH       SOLE                   470000        0        0
WELLPOINT INC                  COM              94973V107    32886   374855 SH       SOLE                   374855        0        0